PROMISSORY NOTES – RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Promissory Notes Related Party
PROMISSORY NOTES – RELATED PARTY

NOTE 8 – PROMISSORY NOTES – RELATED PARTY

Related party promissory notes consisted of the following at June 30, 2023, and December 31, 2021:

	June 30, 2023	December 31, 2022
RAS Real Estate LLC – Past maturity	$237,289	$249,589
Six-Twenty Management LLC – On demand	1,270,906	960,746
Frank Ingrande	13,446	-
Lisa Landau – On demand	78,183	76,359
Total On demand notes, net of discount	$1,599,824	$1,286,694

Six Twenty Management LLC (“Six-Twenty”) – Manager is the Company’s Chief Financial Officer

Jason Sunstein, the Company’s Chief Financial Officer is also the managing member and 100% owner of Six Twenty Management LLC (“Six Twenty”), an entity that has been providing ongoing capital support to the Company.

On March 31, 2021, the Company executed a non-convertible promissory note with Six Twenty for an initial amount funded of $288,611 and carrying a coupon of eight percent (8%) and a maturity of twelve months. Six-Twenty subsequently funded the Company for additional cash of $609,200. The non-convertible promissory note is not updated with the additional activity but reverted to an on-demand advances.

During the six months ended June 30, 2023, six twenty funded an additional $385,875 and repaid in cash $75,715 the remaining balance of one of the Diagonal notes (See note 7). The Company paid $13,600 in cash towards the non-convertible promissory note.

As of June 30, 2023 and December 31, 2022, the principal balance owed to Six-Twenty was $1,270,906 and $960,746, respectively.

The Company incurred approximately $50,836 and $48,700 of interest expense during the six months ended June 30, 2023 and 2022, respectively. Accrued interest was $137,801 and $86,965 as of June 30, 2023 and December 31, 2022, respectively. Refer to note 5 for disclosures on related party.

RAS, LLC (past maturity)

On October 25, 2019, the Company issued a promissory note to RAS, LLC, a company controlled by an employee, who is a relative of the Company’s Chief Financial Officer for $440,803. The proceeds of the note were largely used to repay shareholders’ loans and other liabilities. The loan bears interest at 10%, and also carries a default coupon rate of 18%. The loan matured on April 25, 2020, is secured by 2,500,000 common shares and a Second Deed of Trust for property in Hemet, CA (Emerald Grove).

During the six months ended June 30, 2023, the Company paid $12,300 towards the promissory note. The outstanding balance is $237,289 and $249,589 as of June 30, 2023, and December 31, 2022, respectively.

During the six months ended June 30, 2023, the Company incurred $21,356 in interest based on the default coupon rate of 18%. As of June 30, 2023, and December 31, 2022, the accrued interest balance owed to RAS, LLC was $67,232 and $45,876, respectively.

Lisa Landau

Lisa Landau is a relative of the Company’s Chief Financial Officer. During the six months ended June 30, 2023, Lisa Landau advanced $71,000 to the Company for general corporate expenses and paid directly $71,000 towards one of the Diagonal convertible notes. The Company repaid $140,175 in cash during the six months ended June 30, 2023.

The principal balance was $78,184 and $76,359 as of June 30, 2023 and December 31, 2022, respectively. The advances are on demand but do not carry any interest.

NOTE 8 – PROMISSORY NOTES – RELATED PARTIES

Related party promissory notes consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
RAS Real Estate LLC – Past maturity	$249,589	$365,590
Six-Twenty Management LLC – On demand	960,746	447,317
Lisa Landau – On demand	76,359	22,077
Total promissory notes, net of discount current	$1,286,694	$834,984

Six Twenty Management LLC (“Six-Twenty”)

Jason Sunstein, the Company’s Chief Financial Officer is also the managing member and 100% owner of Six Twenty Management LLC, an entity that has been providing ongoing capital support to the Company.

On March 31, 2021, the Company executed a non-convertible promissory note with Six Twenty for an initial amount funded of $288,611 and carrying a coupon of eight percent (8%) and a maturity of twelve months. Six-Twenty subsequently funded the Company for additional cash of $609,200.

During the year ended December 31, 2022, Six Twenty funded an additional $734,285 and the Company repaid $220,856.

During the year ended December 31, 2021, the Company paid $544,468 in cash towards the non-convertible promissory note. Six-Twenty paid two of the installments related to the Labrys note (See Note 6) for total amount of $124,444 and the Company paid $30,470 of expenses related to the related party, which decreased the principal owed.

As of December 31, 2022 and 2021, the principal balance owed to Six-Twenty was $960,746 and $447,317, respectively.

The Company incurred $62,611 and $24,354 of interest expense during the year ended December 31, 2022 and 2021, respectively. Accrued interest was $86,965 and $24,354 as of December 31, 2022 and 2021, respectively. Refer to note 5 for disclosures on related party.

RAS, LLC (past maturity)

On October 25, 2019, the Company issued a promissory note to RAS, LLC “RAS”, a company managed by Lisa Landau, which is a relative to the Company’s Chief Financial Officer for $440,803. The proceeds of the note were largely used to repay shareholder loans and other liabilities. The loan bears interest at 10%, and also carries a default coupon rate of 18%. The loan matured on April 25, 2020, and is secured by 2,500,000 common shares and a Second Deed of Trust for property in Hemet, CA (Emerald Grove). Additionally, as an incentive to the note holder, the Company was required to issue to the holder 132,461 shares of common stock valued at $97,858, which was recorded as a debt discount as of December 31, 2019.

The outstanding balance is $249,589 and $365,590 at December 31, 2022, and 2021, respectively. The Company repaid $116,000 during the year ended December 31, 2022.

Interest expense for the year ended December 31, 2022, and 2021 was $48,228 and $64,590, respectively. During the year ended December 31, 2022, the Company paid in cash $17,600 of interest. Accrued interest was $45,876 and $15,248 as of December 31, 2022 and 2021, respectively.

During the year ended December 31, 2021, the Company issued 29,727 shares of common stock against $10,999 of accrued interest. During the year ended December 31, 2021, the Company paid in cash $30,800 of interest and $17,600 was paid directly by RAS to the creditor, which increased the principal owed to RAS as of December 31, 2021.

Lisa Landau

Lisa Landau is a relative to the Company’s Chief Financial Officer. Lisa Landau funded an aggregate amount of $58,902 and directly paid corporate expenses in the amount of $63,476 on behalf of the Company and was repaid $68,096 during the year ended December 31, 2022.

During the year ended December 31, 2021, Lisa Landau advanced approximately $84,600 for additional improvements at Emerald Grove and $25,462 of corporate expenses. The Company has repaid $88,000 in cash during the year ended December 31, 2021.

The principal balance was $76,359 and $22,077 as of December 31, 2022 and 2021, respectively. The advances are on demand but do not carry any interest.